Other Income (Expense) (Schedule of Other Income (Expense)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Realized gain on sale of marketable securities	$ 0	$ 3,911	$ 0
Change in fair value of the contingent purchase price liability	170	(926)	(2,370)
Miscellaneous other income	0	37	0
Total other income (expense)	$ 170	$ 3,022	$ (2,370)